Operating Lease Right-of-use Asset and Operating Lease Liability (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Operating Lease Right-of-use Asset And Operating Lease Liability
Schedule of Operating Lease Right of Use Assets	The Right-of-use assets are summarized below:
	September 30,	December 31,
	2022	2021
Office Lease	$265,207	$265,207
Less accumulated amortization	(193,237)	(148,225)
Right-of-use, net	$71,970	$116,982

	December 31,	December 31,
	2021	2020
Office Lease	$265,207	$265,207
Less accumulated amortization	(148,225)	(93,609)
Right-of-use, net	$116,982	$171,598

Schedule of Operating Lease Liabilities	Operating lease liabilities are summarized below:
	September 30,	December 31,
	2022	2021
Office Lease	$80,378	$129,376
Less: current portion	(73,707)	(66,934)
Long term portion	$6,671	$62,442
Operating lease liabilities are summarized below:
December 31,
2021
Office Lease	$129,376
Less: current portion	(66,934)
Long term portion	$62,442

Schedule Of Operating Lease Maturity

The Maturities of lease liabilities are summarized below:

As of
September 30,
2022
2022	$19,440
2023	64,800
Total future minimum lease payments	84,240
Less imputed interest	(3,862)
PV of Payments	$80,378

The Maturities of lease liabilities are summarized below:

As of
December 31,
2021
2022	$76,248
2023	64,800
Total future minimum lease payments	141,048
Less imputed interest	(11,672)
PV of Payments	$129,376